Notes Payable	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Notes Payable

4.	Notes Payable
The Company received loans of $332,332 by family members of two former senior officers and directors of the Company. This loan was purchased by a non-related party during 2011. These loans are unsecured; bear interest at 12% per annum and due on demand. As at June 30, 2012 there was accrued interest of $168,497. This non-related party also purchased $30,400 of non-interest bearing debt owing to the former Chief Executive Officer and has paid certain expenses of the Company and has charged fees for services totaling $33,149 which is non-interest bearing, unsecured and due on demand.

4.	Notes Payable

Related Party - In March and April, 2008 $347,332 was loaned to the Company by family members of the two former senior officers and directors of the Company. These loans are unsecured; bear interest at 12% per annum and due on demand. On May 12, 2010, the Company settled $15,000 of this debt plus $3,733 of accrued interest by issuing 10,705 post-consolidation shares. As at December 31, 2011 there was accrued interest of $148,611 owing.

Non-related Party - During 2011 the Company received non-interest bearing loans of $23,135.